Risk and sensitivity analysis - US, separate account balances (Details) - Jackson (US insurance operations) - Variable annuities - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	$ 172,125	$ 143,937
Equity mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	121,520	99,834
Bond mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	19,341	17,705
Balanced mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	30,308	25,349
Money market mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	$ 956	$ 1,049